FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Weighted average cost of capital measurement	24.20%	25.00%
Cash flow projections of long-term growth rates	3.00%	3.00%
Casterra Ag Ltd. [Member]
Disclosure of detailed information about financial instruments [line items]
Provision for doubtful accounts	$ 819